Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for doubtful accounts	$ 9,054	$ 7,097
Operating loss and tax credit carryforwards	24,101	10,120
Compensation and employee benefits	28,305	29,358
Decommissioning liabilities	39,638	37,909
Deferred interest expense related to exchangeable notes		526
Other	35,005	21,626
Net deferred tax assets	136,103	106,636
Deferred tax liabilities:
Property, plant and equipment	317,033	248,453
Notes receivable	25,599	23,857
Goodwill and other intangible assets	22,432	19,555
Deferred revenue on long-term contracts	47,341	53,465
Other	21,987	14,595
Deferred tax liabilities	434,392	359,925
Net deferred tax liability	$ 298,289	$ 253,289